Notes Payable (Tables)	9 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of convertible notes payable
	Principal ($)	Debt Discount ($)	Net Value ($)
Balance at June 30, 2019	1,748,000	(630,259)	1,117,741
Convertible notes payable issued during fiscal year ended June 30, 2020	2,148,400	-	2,148,400
Notes converted into shares of common stock	(961,000)	-	(961,000)
Debt discount associated with new convertible notes	-	(1,684,711)	(1,684,711)
Amortization of debt discount	-	1,709,759	1,709,759
Balance at June 30, 2020	2,935,400	(605,211)	2,330,189
Convertible notes payable issued during nine months ended March 31, 2021	822,800	-	822,800
Notes converted into shares of common stock	(1,312,000)	-	(1,312,000)
Debt discount associated with new convertible notes	-	(512,993)	(512,993)
Amortization of debt discount	-	787,216	787,216
True-up adjustment in debt discount and derivative liability	-	(37,360)	(37,360)
Balance at March 31, 2021	2,446,200	(368,348)	2,077,852